Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
33	SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred from June 30, 2023 up through October 4, 2023, which is the date that these unaudited interim condensed consolidated financial statements are available for distribution. Other than the events disclosed below:

●	Generative AI Sdn Bhd, a private wholly-owned subsidiary of VCI Global Limited was incorporated on July 21, 2023 in Malaysia. Its principal activities include artificial intelligence, image processing, communications, networking and process control software.

●	On August 1, 2023, the Company issued 286,533 restricted ordinary shares, at a value of USD$3.49 per share, to ZCity Sdn Bhd, as their service consideration pursuant to a software development agreement.

●	On August 7, 2023, the Company issued 14,327 restricted ordinary shares, at a value of USD$3.49 per share, to Outside The Box Capital Inc., as their consideration pursuant to a marketing agreement.